SHARE-BASED COMPENSATION - (Details)							12 Months Ended
	Jan. 21, 2019 shares	Sep. 04, 2018 shares	Jan. 24, 2018 shares	Jun. 06, 2017 $ / shares shares	Dec. 07, 2015	Dec. 08, 2010 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Aug. 31, 2016 shares	Nov. 30, 2015 shares	Dec. 31, 2013 shares	Sep. 30, 2011 shares	Dec. 31, 2010 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity granted	15,000,000	30,000,000
Number of options canceled				10,806,665
Number of options exercised				6,328,535
Incremental compensation cost recognized										¥ 33,000,000	$ 4,700,000
Zhu Jun [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options canceled											5,000,000
Options to purchase ordinary share, outstanding shares									1,000,000	1,000,000
Directors, officers and consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options canceled	15,000,000	6,200,000
Ordinary granted to Incsight Limited (''Incsight'')
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity granted						1,500,000
Stock award term					3 years	5 years
Fair value of equity granted | $ / shares						$ 6.48
Cumulative profit | $						$ 5,000,000
Ordinary granted to Incsight Limited (''Incsight'') | Vest when Group achieves breakeven
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity granted						500,000
Ordinary granted to Incsight Limited (''Incsight'') | Vest when cumulative profit reaches US$5 million in a quarter subsequent to the quarter in which Group breaks even
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity granted						1,000,000
2004 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options canceled				10,806,665
Maximum aggregate number of ordinary shares approved for issuance									100,000,000	100,000,000			34,449,614	14,449,614	6,449,614
Stock options contractual term							5 years	5 years
Options to purchase ordinary share, outstanding shares							1,050,000					1,050,000
Options to purchase ordinary shares, available for future grants							64,527,118					64,527,118
Number of options exercised				6,328,535
Stock options, exercise price | $ / shares				$ 0.00
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options canceled		4,700,000					0	0
Total instrinsic value of options exercised							$ 0	¥ 0	$ 0		$ 0
Options to purchase ordinary share, outstanding shares							50,000		50,000	50,000		50,000
Number of options exercised							0	0
Fair value of options granted | $ / shares							$ 0.51
Share options granted			5,750,000				0	0
Shares vested period			36 months
Share options forfeited		1,000,000
Stock options and ordinary shares granted by Red 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options canceled							0	0
Maximum aggregate number of ordinary shares approved for issuance																22,855,591	13,626,955
Total instrinsic value of options exercised | $							$ 0		$ 0		$ 0
Options to purchase ordinary share, outstanding shares							5,111,250		5,111,250	5,111,250		5,111,250
Options to purchase ordinary shares, available for future grants							15,480,087					15,480,087
Number of options exercised							0	0
Share options granted							0	0
Unrecognized compensation cost | ¥												¥ 0
Stock award term							10 years	10 years
Option granted							38,191,879	38,191,879
Maximum exercisable period for stock options granted to a person who is a greater than 10% shareholder on date of grant							5 years	5 years
Performance conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options canceled							1,000,000	1,000,000
Total instrinsic value of options exercised | ¥								¥ 0
Options to purchase ordinary share, outstanding shares							1,000,000		2,000,000	2,000,000		1,000,000
Number of options exercised							0	0
Fair value of options granted | $ / shares							$ 0.51
Share options granted							0	0
Unrecognized compensation cost							$ 5,000,000					¥ 35,000,000
Performance conditions | Directors, officers and consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options canceled		1,500,000
Share options granted			2,500,000
Performance conditions | Tranche I | Directors, officers and consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of performance conditions for vesting of shares			1,000,000 shares granted will vest upon the success of improvement on the Group's online game business
Performance conditions | Tranche II | Directors, officers and consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of performance conditions for vesting of shares			1,500,000 shares will vest upon the success of the Group's fund raising efforts